Funding debts - Trusts were administered by third-party trust companies (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Funding debts
Total assets	$ 224,165	¥ 1,560,599	¥ 2,368,026
Minimum | Third Party Trust Companies
Funding debts
Total assets		¥ 30,000
Interest rate (as a percent)	6.80%	6.80%
Percentage of total securities issued by trusts	9.00%	9.00%
Minimum | Senior tranche securities | Third Party Trust Companies
Funding debts
Percentage of total securities issued by trusts	4.00%	4.00%
Maximum | Third Party Trust Companies
Funding debts
Total assets		¥ 121,000
Maximum | Senior tranche securities | Third Party Trust Companies
Funding debts
Percentage of total securities issued by trusts	25.00%	25.00%
Maximum | Senior tranche securities A | Third Party Trust Companies
Funding debts
Interest rate (as a percent)	75.00%	75.00%
Percentage of total securities issued by trusts	96.00%	96.00%